Accounts payable and accrued liabilities (Details Narrative) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued liabilities related to payroll	$ 873,539	$ 1,043,596
RSUs [Member]
Accrued liabilities related to payroll	$ 326,841